Document Entity Information Document	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Bellatrix Exploration Ltd.
Entity Central Index	0001483405
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	80,909,225